Inventories Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Finished products	$ 479,291	$ 433,649
Products in process and raw materials	61,171	55,194
Supplies and expendable parts	116,024	110,882
Inventories, Gross	656,486	599,725
Less allowances	(134,862)	(130,584)
Total	$ 521,624	$ 469,141